EXHIBIT 99

Ford Credit Auto Owner Trust 2010-A

Monthly Investor Report

Collection Period	September 2011
Payment Date	10/17/2011
Transaction Month	18

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,391,639.35

Principal:
Principal Collections	$17,104,189.75
Prepayments in Full	$9,940,433.52
Liquidation Proceeds	$578,857.61
Recoveries	$15,737.62

Sub Total	$27,639,218.50

Collections	$30,030,857.85

Purchase Amounts:
Purchase Amounts Related to Principal	$266,043.15
Purchase Amounts Related to Interest	$2,002.41

Sub Total	$268,045.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,298,903.41

Ford Credit Auto Owner Trust 2010-A

Monthly Investor Report

Collection Period	September 2011
Payment Date	10/17/2011
Transaction Month	18

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds

Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,298,903.41
Servicing Fee	$531,079.48	$531,079.48	$0.00	$0.00	$29,767,823.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,767,823.93
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$29,767,823.93
Interest - Class A-3 Notes	$386,721.24	$386,721.24	$0.00	$0.00	$29,381,102.69
Interest - Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$29,122,027.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,122,027.69
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$29,043,772.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,043,772.27
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$28,986,348.94
Third Priority Principal Payment	$3,815,331.51	$3,815,331.51	$0.00	$0.00	$25,171,017.43
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$25,098,792.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,098,792.43
Regular Principal Payment	$21,400,000.00	$21,400,000.00	$0.00	$0.00	$3,698,792.43
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,698,792.43
Residual Released to Depositor	$0.00	$3,698,792.43	$0.00	$0.00	$0.00

Total		$30,298,903.41

	Principal Payment:
		First Priority Principal Payment			$0.00
		Second Priority Principal Payment			$0.00
		Third Priority Principal Payment			$3,815,331.51
		Regular Principal Payment			$21,400,000.00
		Total			$25,215,331.51

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance

Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,215,331.51	$66.01	$386,721.24	$1.01	$25,602,052.75	$67.02
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$25,215,331.51	$23.13	$853,699.99	$0.78	$26,069,031.50	$23.91

Ford Credit Auto Owner Trust 2010-A

Monthly Investor Report

Collection Period	September 2011
Payment Date	10/17/2011
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$351,564,763.20	0.9203266	$326,349,431.69	0.8543179
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$571,014,763.20	0.5237466	$545,799,431.69	0.5006186

Pool Information
Weighted Average APR	4.411%	4.406%
Weighted Average Remaining Term	41.54	40.76
Number of Receivables Outstanding	38,466	37,574
Pool Balance	$637,295,376.76	$608,993,302.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$571,014,763.20	$545,799,431.69
Pool Factor	0.5310795	0.5074945

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$63,193,871.02
Targeted Overcollateralization Amount	$63,193,871.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,193,871.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A

Monthly Investor Report

Collection Period	September 2011
Payment Date	10/17/2011
Transaction Month	18

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		117	$412,597.04
(Recoveries)		54	$15,737.62

Net Losses for Current Collection Period			$396,859.42
Cumulative Net Losses Last Collection Period			$4,456,904.51

Cumulative Net Losses for all Collection Periods			$4,853,763.93

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.75%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31 - 60 Days Delinquent	1.33%	457	$8,082,150.72
61 - 90 Days Delinquent	0.12%	37	$701,810.20
91 - 120 Days Delinquent	0.03%	11	$178,335.66
Over 120 Days Delinquent	0.14%	38	$881,808.57

Total Delinquent Receivables	1.62%	543	$9,844,105.15

Repossession Inventory:

Repossessed in the Current Collection Period		39	$792,885.75
Total Repossessed Inventory		48	$1,122,528.25

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4797%
Preceding Collection Period			0.3907%
Current Collection Period			0.7642%
Three Month Average			0.5449%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2556%
Preceding Collection Period			0.2366%
Current Collection Period			0.2289%
Three Month Average			0.2404%